THE ALGER FUNDS	THE ALGER FUNDS II
Alger Capital Appreciation Fund	Alger Spectra Fund
Alger International Focus Fund	Alger Responsible Investing Fund
Alger Mid Cap Growth Fund	Alger Dynamic Opportunities Fund
Alger Mid Cap Focus Fund	Alger Emerging Markets Fund
Alger Weatherbie Specialized Growth Fund
Alger Small Cap Growth Fund	THE ALGER PORTFOLIOS
Alger Small Cap Focus Fund	Alger Capital Appreciation Portfolio
Alger Health Sciences Fund	Alger Large Cap Growth Portfolio
Alger Growth & Income Fund	Alger Mid Cap Growth Portfolio
Alger 35 Fund	Alger Weatherbie Specialized Growth Portfolio
Alger Small Cap Growth Portfolio
THE ALGER INSTITUTIONAL FUNDS	Alger Growth & Income Portfolio
Alger Capital Appreciation Institutional Fund	Alger Balanced Portfolio
Alger Focus Equity Fund
Alger Mid Cap Growth Institutional Fund	THE ALGER ETF TRUST
Alger Small Cap Growth Institutional Fund	Alger 35 ETF
Alger Mid Cap 40 ETF
ALGER GLOBAL FOCUS FUND	Alger Weatherbie Enduring Growth ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 10, 2023 to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”)

of each Fund

On May 23, 2023, the Board of Trustees of each Fund approved the transition of each Fund’s custodian, administrator and, with respect to The Alger ETF Trust, transfer agent to The Bank of New York Mellon (“BNY Mellon”), located at 240 Greenwich Street, New York, New York 10286. This change is currently expected to become effective in early 2024.

Shareholders should retain this Supplement for future reference.

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